UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2015

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2015

Semiannual Report

to Shareholders

Deutsche CROCI® International Fund

(formerly Deutsche International Fund)

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Manager
7 Portfolio Summary
10 Investment Portfolio
15 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
19 Financial Highlights
28 Notes to Financial Statements
41 Information About Your Fund's Expenses
43 Advisory Agreement Board Considerations and Fee Evaluation
48 Account Management Resources
50 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

The fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the fund. The fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary February 28, 2015 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	5.26%	8.64%	7.35%	4.06%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–0.79%	2.39%	6.08%	3.44%
MSCI EAFE Index†	–1.26%	–0.03%	7.78%	4.84%
MSCI EAFE US Dollar Hedged Index††	11.10%	15.06%	10.44%	6.57%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.11%	4.23%	3.46%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–5.85%	3.00%	2.85%
MSCI EAFE Index†		–4.90%	5.33%	4.43%
MSCI EAFE US Dollar Hedged Index††		5.67%	7.87%	6.03%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	4.80%	7.66%	6.42%	3.14%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	0.97%	4.71%	6.26%	3.14%
MSCI EAFE Index†	–1.26%	–0.03%	7.78%	4.84%
MSCI EAFE US Dollar Hedged Index††	11.10%	15.06%	10.44%	6.57%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.99%	3.33%	2.56%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		–3.70%	3.15%	2.56%
MSCI EAFE Index†		–4.90%	5.33%	4.43%
MSCI EAFE US Dollar Hedged Index††		5.67%	7.87%	6.03%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	4.91%	7.84%	6.52%	3.25%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.95%	7.84%	6.52%	3.25%
MSCI EAFE Index†	–1.26%	–0.03%	7.78%	4.84%
MSCI EAFE US Dollar Hedged Index††	11.10%	15.06%	10.44%	6.57%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.85%	3.42%	2.66%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–0.85%	3.42%	2.66%
MSCI EAFE Index†		–4.90%	5.33%	4.43%
MSCI EAFE US Dollar Hedged Index††		5.67%	7.87%	6.03%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
No Sales Charges	5.41%	8.94%	7.67%	4.37%
MSCI EAFE Index†	–1.26%	–0.03%	7.78%	4.84%
MSCI EAFE US Dollar Hedged Index††	11.10%	15.06%	10.44%	6.57%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charges		0.17%	4.54%	3.78%
MSCI EAFE Index†		–4.90%	5.33%	4.43%
MSCI EAFE US Dollar Hedged Index††		5.67%	7.87%	6.03%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
No Sales Charges	5.47%	9.03%	7.80%	4.50%
MSCI EAFE Index†	–1.26%	–0.03%	7.78%	4.84%
MSCI EAFE US Dollar Hedged Index††	11.10%	15.06%	10.44%	6.57%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charges		0.25%	4.67%	3.91%
MSCI EAFE Index†		–4.90%	5.33%	4.43%
MSCI EAFE US Dollar Hedged Index††		5.67%	7.87%	6.03%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 1.18%, 2.12%, 1.97%, 0.90% and 0.84% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

†† MSCI EAFE US Dollar Hedged Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and selected non-US currencies.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
2/28/15	$49.62	$49.31	$49.28	$49.81	$49.59
8/31/14	$52.11	$51.51	$51.48	$52.40	$52.17
Distribution Information as of 2/28/15
Income Dividends, Six Months	$4.87	$4.35	$4.40	$5.04	$5.05

Portfolio Manager

Di Kumble, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2014.

— Senior Portfolio Manager, Head of Tax Managed Equities: New York.

— Joined Deutsche Asset & Wealth Management in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.

— PhD in Chemistry, Princeton University.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at February 28, 2015 (20.9% of Net Assets)	Country	Percent
1. Petrofac Ltd. International provider of facilities solutions to the oil and gas production and processing industry	United Kingdom	2.3%
2. Rexam PLC Manufactures and distributes packaging materials	United Kingdom	2.3%
3. Glencore PLC Supplies commodities and raw materials through its subsidiaries	Switzerland	2.2%
4. A P Moller-Maersk AS Shipping company with diversified holdings	Denmark	2.1%
5. Rio Tinto PLC Operator of a mining, manufacturing and development company	United Kingdom	2.0%
6. Anglo American PLC Global mining and natural resources company	United Kingdom	2.0%
7. Swatch Group AG Manufacturer of watches, watch components and microelectronics	Switzerland	2.0%
8. Antofagasta PLC Owns and operates copper mines in Chile and conducts exploration activities in Chile and Peru	United Kingdom	2.0%
9. OMV AG Explores for and refines crude oil and natural gas	Austria	2.0%
10. BHP Billiton Ltd. Producer of petroleum, minerals and steel products	Australia	2.0%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 10. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 48 for contact information.

Investment Portfolio as of February 28, 2015 (Unaudited)
	Shares	Value ($)

Common Stocks 94.2%
Australia 5.7%
BHP Billiton Ltd.	1,137,502	29,849,670
Origin Energy Ltd.	3,074,770	29,391,329
Woodside Petroleum Ltd.	961,480	26,356,089
(Cost $94,002,416)		85,597,088
Austria 2.0%
OMV AG (Cost $35,517,991)	1,047,288	30,120,958
Denmark 2.1%
A P Moller-Maersk AS "B" (Cost $29,889,653)	13,479	31,025,567
Finland 1.9%
Fortum Oyj (Cost $28,051,795)	1,258,789	28,642,904
France 5.5%
Cie Generale des Etablissements Michelin	285,420	27,431,001
GDF Suez	1,224,838	27,203,659
Sanofi	291,172	28,561,392
(Cost $87,317,406)		83,196,052
Germany 7.5%
Continental AG	119,952	28,621,872
E.ON SE	1,751,764	28,282,184
K+S AG (Registered)	868,857	28,020,393
Merck KGaA	267,729	27,611,305
(Cost $110,893,150)		112,535,754
Hong Kong 1.7%
CLP Holdings Ltd. (Cost $24,170,246)	2,933,180	26,381,701
Japan 19.7%
Asahi Kasei Corp.	2,649,913	27,392,999
Bridgestone Corp.	655,687	25,151,540
Daiichi Sankyo Co., Ltd.	1,873,604	29,345,443
Denso Corp.	564,701	26,558,669
JGC Corp.	1,297,540	26,649,230
Kyocera Corp.	575,798	29,119,486
Nikon Corp. (a)	2,011,322	26,012,459
Otsuka Holdings Co., Ltd.	836,220	25,078,540
Sekisui House Ltd.	1,996,310	26,931,305
Sumitomo Metal Mining Co., Ltd.	1,779,228	28,127,392
Toyota Industries Corp.	474,109	26,818,658
(Cost $278,318,678)		297,185,721
Luxembourg 1.8%
Tenaris SA (Cost $32,202,521)	1,851,048	26,479,098
Netherlands 1.9%
Koninklijke DSM NV (Cost $30,877,957)	516,603	28,837,787
Norway 1.9%
Statoil ASA (Cost $32,915,849)	1,511,422	28,442,816
Singapore 3.4%
Keppel Corp., Ltd. (a)	4,232,814	27,234,628
Singapore Airlines Ltd.	2,766,091	24,356,425
(Cost $54,550,352)		51,591,053
Sweden 1.9%
Telefonaktiebolaget LM Ericsson "B" (Cost $28,155,737)	2,236,234	28,938,374
Switzerland 11.9%
ABB Ltd. (Registered)*	1,377,733	29,478,915
Glencore PLC*	7,007,116	32,389,685
Novartis AG (Registered)	275,545	28,224,745
Sika AG (Bearer)	8,212	28,992,975
Swatch Group AG (Bearer)	66,778	30,391,608
Syngenta AG (Registered)	83,298	29,380,854
(Cost $168,051,634)		178,858,782
United Kingdom 25.3%
Anglo American PLC	1,633,815	30,424,982
Antofagasta PLC	2,567,928	30,329,152
AstraZeneca PLC	376,898	25,966,534
Burberry Group PLC	1,009,556	29,121,946
Centrica PLC	6,299,468	23,748,237
easyJet PLC	995,445	26,586,633
GlaxoSmithKline PLC	1,200,038	28,485,543
Petrofac Ltd.	2,580,955	34,919,212
Rexam PLC	4,067,750	34,888,541
Rio Tinto PLC	619,965	30,534,865
Rolls-Royce Holdings PLC*	2,026,004	29,644,181
Smiths Group PLC	1,594,322	28,336,576
The Weir Group PLC	1,085,888	28,552,064
(Cost $397,480,480)		381,538,466
Total Common Stocks (Cost $1,432,395,865)		1,419,372,121

Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 0.11% (b) (c) (Cost $18,213,120)	18,213,120	18,213,120

Cash Equivalents 7.5%
Central Cash Management Fund, 0.06% (b) (Cost $112,817,006)	112,817,006	112,817,006

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,563,425,991)†	102.9	1,550,402,247
Other Assets and Liabilities, Net	(2.9)	(43,213,299)
Net Assets	100.0	1,507,188,948

* Non-income producing security.

† The cost for federal income tax purposes was $1,564,564,751. At February 28, 2015, net unrealized depreciation for all securities based on tax cost was $14,162,504. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,564,359 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $59,726,863.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2015 amounted to $17,292,520, which is 1.1% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At February 28, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
AUD	106,681,000	USD	84,008,980	3/31/2015	827,669	Merrill Lynch & Co., Inc.
CHF	4,811,000	USD	5,066,397	3/31/2015	12,406	Merrill Lynch & Co., Inc.
CHF	116,488,000	USD	122,981,419	3/31/2015	609,920	Societe Generale
DKK	7,073,000	USD	1,063,735	3/31/2015	1,617	Merrill Lynch & Co., Inc.
DKK	150,966,000	USD	23,031,630	3/31/2015	361,785	Societe Generale
EUR	255,468,000	USD	290,378,841	3/31/2015	4,374,971	Merrill Lynch & Co., Inc.
GBP	236,709,000	USD	367,147,494	3/31/2015	1,798,809	Societe Generale
HKD	7,281,000	USD	938,949	3/31/2015	190	Merrill Lynch & Co., Inc.
HKD	182,391,000	USD	23,517,633	3/31/2015	1,462	UBS AG
JPY	1,271,553,000	USD	10,659,253	3/31/2015	24,575	Merrill Lynch & Co., Inc.
JPY	33,969,460,000	USD	286,208,041	3/31/2015	2,103,270	UBS AG
NOK	7,892,000	USD	1,031,944	3/31/2015	3,487	Merrill Lynch & Co., Inc.
NOK	192,989,000	USD	25,429,929	3/31/2015	280,286	Societe Generale
SEK	8,346,000	USD	1,001,715	3/31/2015	264	Merrill Lynch & Co., Inc.
SGD	2,525,000	USD	1,856,085	3/31/2015	5,060	Merrill Lynch & Co., Inc.
SGD	67,397,000	USD	49,722,970	3/31/2015	315,628	UBS AG
Total unrealized appreciation					10,721,399

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	10,177,000	USD	15,662,403	3/31/2015	(45,296)	Merrill Lynch & Co., Inc.
SEK	198,809,000	USD	23,786,580	3/31/2015	(68,857)	Societe Generale
Total unrealized depreciation					(114,153)

Currency Abbreviations
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
NOK Norwegian Krone
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$—	$85,597,088	$—	$85,597,088
Austria	—	30,120,958	—	30,120,958
Denmark	—	31,025,567	—	31,025,567
Finland	—	28,642,904	—	28,642,904
France	—	83,196,052	—	83,196,052
Germany	—	112,535,754	—	112,535,754
Hong Kong	—	26,381,701	—	26,381,701
Japan	—	297,185,721	—	297,185,721
Luxembourg	—	26,479,098	—	26,479,098
Netherlands	—	28,837,787	—	28,837,787
Norway	—	28,442,816	—	28,442,816
Singapore	—	51,591,053	—	51,591,053
Sweden	—	28,938,374	—	28,938,374
Switzerland	—	178,858,782	—	178,858,782
United Kingdom	—	381,538,466	—	381,538,466
Short-Term Investments (d)	131,030,126	—	—	131,030,126
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	10,721,399	—	10,721,399
Total	$131,030,126	$1,430,093,520	$—	$1,561,123,646
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(114,153)	$—	$(114,153)
Total	$—	$(114,153)	$—	$(114,153)

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

(d) See Investment Portfolio for additional detailed categorizations.

(e) Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of February 28, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,432,395,865) — including $17,292,520 of securities loaned	$1,419,372,121
Investment in Daily Assets Fund Institutional (cost $18,213,120)*	18,213,120
Investment in Central Cash Management Fund (cost $112,817,006)	112,817,006
Total investments in securities, at value (cost $1,563,425,991)	1,550,402,247
Cash	9,558
Foreign currency, at value (cost $10,751)	7,775
Receivable for Fund shares sold	44,978,676
Dividends receivable	4,422,938
Interest receivable	67,056
Unrealized appreciation on forward foreign currency exchange contracts	10,721,399
Foreign taxes recoverable	807,414
Other assets	89,462
Total assets	1,611,506,525
Liabilities
Payable upon return of securities loaned	18,213,120
Payable for investments purchased	84,008,887
Payable for Fund shares redeemed	757,737
Unrealized depreciation on forward foreign currency exchange contracts	114,153
Accrued management fee	542,812
Accrued Directors' fees	5,142
Other accrued expenses and payables	675,726
Total liabilities	104,317,577
Net assets, at value	$1,507,188,948
Net Assets Consist of
Distributions in excess of net investment income	(40,282,286)
Net unrealized appreciation (depreciation) on: Investments	(13,023,744)
Foreign currency	10,528,418
Accumulated net realized gain (loss)	(481,200,749)
Paid-in capital	2,031,167,309
Net assets, at value	$1,507,188,948

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 28, 2015 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($231,463,766 ÷ 4,664,644 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$49.62
Maximum offering price per share (100 ÷ 94.25 of $49.62)	$52.65
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($416,706 ÷ 8,451 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$49.31
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($43,728,754 ÷ 887,403 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$49.28
Class R6 Net Asset Value, offering and redemption price(a) per share ($10,726 ÷ 216.596 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$49.52
Class S Net Asset Value, offering and redemption price(a) per share ($1,110,134,138 ÷ 22,287,256 shares of capital stock outstanding, $.01 par value, 200,595,597 shares authorized)	$49.81
Institutional Class Net Asset Value, offering and redemption price(a) per share ($121,434,858 ÷ 2,448,868 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$49.59

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended February 28, 2015
Investment Income
Income: Dividends (net of foreign taxes withheld of $548,870)	$9,295,987
Income distributions — Central Cash Management Fund	10,579
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	297,165
Total income	9,603,731
Expenses: Management fee	2,562,738
Administration fee	453,511
Services to shareholders	702,838
Distribution and service fees	236,300
Custodian fee	93,496
Professional fees	58,038
Reports to shareholders	48,681
Registration fees	40,216
Directors' fees and expenses	18,314
Other	25,366
Total expenses before expense reductions	4,239,498
Expenses reductions	(530)
Total expenses after expense reductions	4,238,968
Net investment income	5,364,763
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(5,515,824)
Foreign currency	86,289,864
Payments by affiliates (see Note G)	383,747
81,157,787
Change in net unrealized appreciation (depreciation) on: Investments	(23,228,416)
Foreign currency	9,803,099
(13,425,317)
Net gain (loss)	67,732,470
Net increase (decrease) in net assets resulting from operations	$73,097,233

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations: Net investment income (loss)	$5,364,763	$28,316,934
Operations: Net investment income (loss)	$5,364,763	$28,316,934
Net realized gain (loss)	81,157,787	155,594,684
Change in net unrealized appreciation (depreciation)	(13,425,317)	(59,873,523)
Net increase (decrease) in net assets resulting from operations	73,097,233	124,038,095
Distributions to shareholders from: Net investment income: Class A	(12,616,329)	(1,703,654)
Class B	(37,366)	(7,692)
Class C	(1,526,337)	(68,181)
Class R6*	(994)	—
Class S	(69,534,644)	(13,625,400)
Institutional Class	(1,304,515)	(85,600)
Total distributions	(85,020,185)	(15,490,527)
Fund share transactions: Proceeds from shares sold	725,708,724	49,650,731
Reinvestment of distributions	79,925,853	14,290,353
Payments for shares redeemed	(93,516,154)	(105,489,977)
Redemption fees	13,864	9,864
Net increase (decrease) in net assets from Fund share transactions	712,132,287	(41,539,029)
Increase (decrease) in net assets	700,209,335	67,008,539
Net assets at beginning of period	806,979,613	739,971,074
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $40,282,286 and $39,373,136, respectively)	$1,507,188,948	$806,979,613

* For the period from December 1, 2014 (commencement of operations of Class R6) to February 28, 2015.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended August 31,
Class A	Six Months Ended 2/28/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$52.11		$45.32		$40.14		$40.49		$39.41		$42.89
Income (loss) from investment operations: Net investment income (loss)a	.24		1.67	b	.91		1.04		.67		.45
Net realized and unrealized gain (loss)	2.14		5.99		5.60		(.49)		1.31		(3.65)
Total from investment operations	2.38		7.66		6.51		.55		1.98		(3.20)
Less distributions from: Net investment income	(4.87)		(.87)		(1.33)		(.93)		(.98)		(.70)
Increase from regulatory settlements	—		—		—		.03	d	.08	d	.42	d
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$49.62		$52.11		$45.32		$40.14		$40.49		$39.41
Total Return (%)c	5.26	**	16.99		16.42		1.63	d	4.97	d	(6.60	)d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	231		105		93		92		107		128
Ratio of expenses (%)	1.14	*	1.18		1.21		1.25		1.23		1.24
Ratio of net investment income (loss) (%)	.99	*	3.34	b	2.06		2.70		1.48		1.02
Portfolio turnover rate (%)	25	**	167		76		91		202		166
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.45 per share and 0.89% of average daily net assets, for the year ended August 31, 2014.
c Total return does not reflect the effect of any sales charges.
d Includes a non-recurring payment from the Advisor which amounted to $0.323 per share for the period ended August 31, 2010 recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.034, $0.079 and $0.097 per share of non-affiliated regulatory settlements for the periods ended August 31, 2012, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.09%, 0.17% and 0.96% lower for the periods ended August 31, 2012, 2011 and 2010, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended August 31,
Class B	Six Months Ended 2/28/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$51.51		$44.78		$39.65		$40.05		$38.96		$42.43
Income (loss) from investment operations: Net investment income (loss)a	(.02)		1.12	b	.48		.64		.33		.11
Net realized and unrealized gain (loss)	2.17		6.01		5.55		(.44)		1.29		(3.64)
Total from investment operations	2.15		7.13		6.03		.20		1.62		(3.53)
Less distributions from: Net investment income	(4.35)		(.40)		(.90)		(.63)		(.61)		(.36)
Increase from regulatory settlements	—		—		—		.03	e	.08	e	.42	e
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$49.31		$51.51		$44.78		$39.65		$40.05		$38.96
Total Return (%)c	4.80	d**	15.96	d	15.34		.59	e	4.26	d,e	(7.34	)d,e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.4		1		1		2		3		4
Ratio of expenses before expense reductions (%)	2.28	*	2.12		2.13		2.19		2.08		2.15
Ratio of expenses after expense reductions (%)	2.05	*	2.07		2.13		2.19		2.01		2.03
Ratio of net investment income (loss) (%)	(.08	)*	2.27	b	1.11		1.66		.70		.23
Portfolio turnover rate (%)	25	**	167		76		91		202		166
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.45 per share and 0.89% of average daily net assets, for the year ended August 31, 2014.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes a non-recurring payment from the Advisor which amounted to $0.323 per share for the period ended August 31, 2010 recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.034, $0.079 and $0.097 per share of non-affiliated regulatory settlements for the periods ended August 31, 2012, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.09%, 0.17% and 0.96% lower for the periods ended August 31, 2012, 2011 and 2010, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended August 31,
Class C	Six Months Ended 2/28/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$51.48		$44.76		$39.65		$39.99		$38.91		$42.36
Income (loss) from investment operations: Net investment income (loss)a	.10		1.26	b	.54		.73		.33		.12
Net realized and unrealized gain (loss)	2.10		5.91		5.54		(.48)		1.29		(3.63)
Total from investment operations	2.20		7.17		6.08		.25		1.62		(3.51)
Less distributions from: Net investment income	(4.40)		(.45)		(.97)		(.62)		(.62)		(.36)
Increase from regulatory settlements	—		—		—		.03	d	.08	d	.42	d
Redemption fees	00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$49.28		$51.48		$44.76		$39.65		$39.99		$38.91
Total Return (%)c	4.91	**	16.07		15.48		.84	d	4.15	d	(7.31	)d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44		9		7		7		10		12
Ratio of expenses (%)	1.87	*	1.97		2.02		2.03		2.01		2.02
Ratio of net investment income (loss) (%)	.42	*	2.53	b	1.25		1.90		.70		.24
Portfolio turnover rate (%)	25	**	167		76		91		202		166
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.45 per share and 0.89% of average daily net assets, for the year ended August 31, 2014.
c Total return does not reflect the effect of any sales charges.
d Includes a non-recurring payment from the Advisor which amounted to $0.323 per share for the period ended August 31, 2010 recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.034, $0.079 and $0.097 per share of non-affiliated regulatory settlements for the periods ended August 31, 2012, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.09%, 0.17% and 0.96% lower for the periods ended August 31, 2012, 2011 and 2010, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class R6	Period Ended 2/28/15 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$51.27
Income (loss) from investment operations: Net investment income (loss)b	.10
Net realized and unrealized gain (loss)	3.25
Total from investment operations	3.35
Less distributions from: Net investment income	(5.10)
Redemption fees	.00	***
Net asset value, end of period	$49.52
Total Return (%)	7.28	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11
Ratio of expenses (%)	.91	*
Ratio of net investment income (loss) (%)	.84	*
Portfolio turnover rate (%)	25	c
a For the period from December 1, 2014 (commencement of operations) to February 28, 2015.
b Based on average shares outstanding during the period.
c Represents the Fund's portfolio turnover rate for the six months ended February 28, 2015.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended August 31,
Class S	Six Months Ended 2/28/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$52.40		$45.58		$40.38		$40.73		$39.64		$43.16
Income (loss) from investment operations: Net investment income (loss)a	.29		1.84	b	1.04		1.17		.81		.58
Net realized and unrealized gain (loss)	2.16		6.00		5.63		(.50)		1.33		(3.66)
Total from investment operations	2.45		7.84		6.67		.67		2.14		(3.08)
Less distributions from: Net investment income	(5.04)		(1.02)		(1.47)		(1.05)		(1.13)		(.86)
Increase from regulatory settlements	—		—		—		.03	c	.08	c	.42	c
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$49.81		$52.40		$45.58		$40.38		$40.73		$39.64
Total Return (%)	5.41	**	17.32		16.76		1.96	c	5.30	c	(6.32	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,110		686		630		607		687		780
Ratio of expenses (%)	.88	*	.90		.92		.95		.92		.94
Ratio of net investment income (loss) (%)	1.20	*	3.64	b	2.36		3.00		1.79		1.32
Portfolio turnover rate (%)	25	**	167		76		91		202		166
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.45 per share and 0.89% of average daily net assets, for the year ended August 31, 2014.
c Includes a non-recurring payment from the Advisor which amounted to $0.323 per share for the period ended August 31, 2010 recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.034, $0.079 and $0.097 per share of non-affiliated regulatory settlements for the periods ended August 31, 2012, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.09%, 0.17% and 0.96% lower for the periods ended August 31, 2012, 2011 and 2010, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended August 31,
Institutional Class	Six Months Ended 2/28/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$52.17		$45.41		$40.25		$40.57		$39.50		$43.00
Income (loss) from investment operations: Net investment income (loss)a	.50		1.61	b	1.00		1.11		.86		.63
Net realized and unrealized gain (loss)	1.97		6.22		5.70		(.37)		1.31		(3.63)
Total from investment operations	2.47		7.83		6.70		.74		2.17		(3.00)
Less distributions from: Net investment income	(5.05)		(1.07)		(1.54)		(1.09)		(1.18)		(.92)
Increase from regulatory settlements	—		—		—		.03	c	.08	c	.42	c
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$49.59		$52.17		$45.41		$40.25		$40.57		$39.50
Total Return (%)	5.47	**	17.38		16.91		2.15	c	5.40	c	(6.21	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	121		6		9		14		21		31
Ratio of expenses (%)	.77	*	.84		.80		.77		.80		.81
Ratio of net investment income (loss) (%)	2.17	*	3.20	b	2.29		2.86		1.91		1.45
Portfolio turnover rate (%)	25	**	167		76		91		202		166
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.45 per share and 0.89% of average daily net assets, for the year ended August 31, 2014.
c Includes a non-recurring payment from the Advisor which amounted to $0.323 per share for the period ended August 31, 2010 recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.034, $0.079 and $0.097 per share of non-affiliated regulatory settlements for the periods ended August 31, 2012, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.09%, 0.17% and 0.96% lower for the periods ended August 31, 2012, 2011 and 2010, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche CROCI® International Fund (formerly Deutsche International Fund) (the "Fund") is a diversified series of Deutsche International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Class R6 shares commenced operations on December 1, 2014. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2014, the Fund had a net tax basis capital loss carryforward of approximately $562,282,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($246,393,000) and August 31, 2018 ($315,889,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, certain securities sold at a loss and, prior to January 15, 2015, recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended February 28, 2015, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated assets.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of February 28, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended February 28, 2015, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $741,619,000 to $1,333,494,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from $0 to approximately $155,000.

The following tables summarize the value of the Fund's derivative instruments held as of February 28, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$10,721,399
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(114,153)
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in Fund earnings during the six months ended February 28, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$87,923,781
The above derivative is located in the following Statement of Operations account:
(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$9,822,484
The above derivative is located in the following Statement of Operations account:
(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of February 28, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Merrill Lynch & Co., Inc.	$5,250,239	$(45,296)	$—	$5,204,943
Societe Generale	3,050,800	(68,857)	—	2,981,943
UBS AG	2,420,360	—	—	2,420,360
	$10,721,399	$(114,153)	$—	$10,607,246
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Merrill Lynch & Co., Inc.	$45,296	$(45,296)	$—	$—
Societe Generale	68,857	(68,857)	—	—
	$114,153	$(114,153)	$—	$—

C. Purchases and Sales of Securities

During the six months ended February 28, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $897,549,081 and $226,504,183, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $2.5 billion of the Fund's average daily net assets	.565%
Next $2.5 billion of such net assets	.545%
Next $5 billion of such net assets	.525%
Next $5 billion of such net assets	.515%
Over $15 billion of such net assets	.465%

Accordingly, for the six months ended February 28, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.565% of the Fund's average daily net assets.

For the period from September 1, 2014 through September 30, 2014, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.31%
Class B	2.06%
Class C	2.06%
Class S	1.06%
Institutional Class	1.06%

Effective October 1, 2014 through September 30, 2015 and for the period from December 1, 2014 (commencement of operations) through September 30, 2015 for Class R6 shares, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.30%
Class B	2.05%
Class C	2.05%
Class R6	1.05%
Class S	1.05%
Institutional Class	1.05%

For the six months ended February 28, 2015, fees waived and/or expenses reimbursed for Class B were $530.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2015, the Administration Fee was $453,511, of which $96,007 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2015
Class A	$77,098	$37,060
Class B	1,197	763
Class C	7,041	3,106
Class R6	4	4
Class S	293,314	152,117
Institutional Class	973	454
	$379,627	$193,504

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2015
Class B	$1,765	$239
Class C	62,139	18,171
	$63,904	$18,410

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2015	Annualized Rate
Class A	$151,206	$101,427	.24%
Class B	582	330	.25%
Class C	20,608	14,059	.25%
	$172,396	$115,816

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2015 aggregated $61,833.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2015, the CDSC for Class B and C shares aggregated $194 and $5,490, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended February 28, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $9,456, of which $4,354 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended February 28, 2015, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $25,530.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2015.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,655,436	$128,665,957	269,198	$13,669,486
Class B	92	4,512	368	18,250
Class C	730,147	35,190,705	64,726	3,261,424
Class R6*	195.046	10,000	—	—
Class S	9,227,696	444,354,922	580,658	29,631,123
Institutional Class	2,449,063	117,482,628	59,778	3,070,448
		$725,708,724		$49,650,731
Shares issued to shareholders in reinvestment of distributions
Class A	265,216	$12,263,588	33,336	$1,651,782
Class B	808	37,186	150	7,395
Class C	30,854	1,418,674	1,295	63,749
Class R6*	21.55	994	—	—
Class S	1,398,724	64,900,896	251,018	12,483,140
Institutional Class	28,248	1,304,515	1,703	84,287
		$79,925,853		$14,290,353
Shares redeemed
Class A	(267,725)	$(13,090,185)	(346,570)	$(17,314,672)
Class B	(4,613)	(229,077)	(11,640)	(573,464)
Class C	(56,672)	(2,665,800)	(38,385)	(1,912,828)
Class S	(1,426,360)	(70,020,781)	(1,571,619)	(79,179,916)
Institutional Class	(149,969)	(7,510,311)	(129,730)	(6,509,097)
		$(93,516,154)		$(105,489,977)
Redemption fees		$13,864		$9,864
Net increase (decrease)
Class A	2,652,927	$127,844,537	(44,036)	$(1,993,320)
Class B	(3,713)	(187,379)	(11,122)	(547,819)
Class C	704,329	33,945,084	27,636	1,412,345
Class R6*	216.596	10,994	—	—
Class S	9,200,060	439,241,378	(739,943)	(37,055,875)
Institutional Class	2,327,342	111,277,673	(68,249)	(3,354,360)
		$712,132,287		$(41,539,029)

* For the period from December 1, 2014 (commencement of operations of Class R6) to February 28, 2015.

G. Payments by Affiliates

During the period ended February 28, 2015, the Advisor agreed to reimburse the Fund $383,747 for losses incurred on trades executed incorrectly. The amount of the reimbursement is 0.04% of the Fund's average net assets.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B shares of the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2014 to February 28, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class R6*	Class S	Institutional Class
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,052.60	$1,048.00	$1,049.10	$1,072.80	$1,054.10	$1,054.70
Expenses Paid per $1,000**	$5.80	$10.41	$9.50	$2.30	$4.48	$3.92
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R6*	Class S	Institutional Class
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,019.14	$1,014.63	$1,015.52	$1,020.28	$1,020.43	$1,020.98
Expenses Paid per $1,000**	$5.71	$10.24	$9.35	$4.56	$4.41	$3.86

* For the period from December 1, 2014 (commencement of operations of Class R6) to February 28, 2015.

** Expenses (hypothetical expenses if Class R6 had been in existence from September 1, 2014) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class R6	Class S	Institutional Class
Deutsche CROCI® International Fund	1.14%	2.05%	1.87%	.91%	.88%	.77%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors approved the renewal of Deutsche CROCI® International Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Directors were independent of DIMA and its affiliates.

— The Directors met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Directors (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Directors regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Directors that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a market index and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2013.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds.

The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SUIAX	SUIBX	SUICX	SCINX	SUIIX
CUSIP Number	25156G 673	25156G 681	25156G 699	25156G 715	25156G 731
Fund Number	468	668	768	2068	1468

For shareholders of Class R6
Automated Information Line	DeAWM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
deutschefunds.com
Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DeAWM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SUIRX
CUSIP Number	25156G 582
Fund Number	1668

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FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DCIF-3
(R-026690-4 4/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® International Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2015